ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of property, plant and equipment
	March 31, 2019	March 31, 2018
Computer equipment and software	$20,565	$15,103
Office equipment	49,724	—
Machinery and equipment	21,937	—
Less: accumulated depreciation	(16,278)	(1,844)
	$75,948	$13,259

Schedule of earnings per share

	March 31, 2019	March 31, 2018

Net Loss	$(2,539,498)	$(659,246)

Net Loss Per Share
Basic and Diluted:	$(0.153)	$(0.049)

Weighted average number of shares used in computing basic and diluted net loss per share:

Basic	16,589,633	13,336,309
Diluted	16,589,633	13,336,309